Fair value measurement (Details) - Recurring - Short-term investments - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Fair value measurement
Investments	¥ 45,424	¥ 843,982
Significant Other Observable Inputs (Level 2)
Fair value measurement
Investments	14,109	754,657
Significant Unobservable Inputs (Level 3)
Fair value measurement
Investments	¥ 31,315	¥ 89,325